Document and Entity Information	Mar. 05, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0001587982
Entity Registrant Name	Investment Managers Series Trust II
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Creation Date	Mar. 05, 2025
Document Effective Date	Mar. 05, 2025
Prospectus Date	Mar. 05, 2025
AXS Astoria Real Assets ETF | AXS Astoria Real Assets ETF
Prospectus:
Trading Symbol	PPI